FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   ---------

                       TEMPLETON DEVELOPING MARKETS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON DEVELOPING MARKETS TRUST

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                     SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 94.8%
ARGENTINA .3%
Tenaris SA, ADR ...........................         Energy Equipment & Services              166,317    $  7,582,392
                                                                                                        ------------

AUSTRIA 2.9%
Bank Austria Creditanstalt ................               Commercial Banks                   572,690      40,669,857
OMV AG ....................................                  Oil & Gas                       128,499      29,645,625
                                                                                                        ------------
                                                                                                          70,315,482
                                                                                                        ------------

BELGIUM 2.0%
Interbrew .................................                  Beverages                     1,412,800      47,160,689
                                                                                                        ------------

BRAZIL 2.2%
Centrais Eletricas Brasileiras SA
  (Non-Taxable) ...........................              Electric Utilities               67,201,889       1,074,760
Centrais Eletricas Brasileiras SA (Taxable)              Electric Utilities              538,847,500       8,617,788
Embraer-Empresa Bras de Aeronautica SA ....             Aerospace & Defense                4,688,311      22,690,933
Souza Cruz SA (Non-Taxable) ...............                   Tobacco                      1,728,728      18,742,255
Souza Cruz SA (Taxable) ...................                   Tobacco                         17,600         190,813
Unibanco Uniao de Bancos Brasileiros SA,
  GDR .....................................               Commercial Banks                    14,300         346,489
                                                                                                        ------------
                                                                                                          51,663,038
                                                                                                        ------------

CHINA 10.7%
Aluminum Corp. of China Ltd., H ...........               Metals & Mining                 21,568,000      13,968,912
Anhui Conch Cement Co. Ltd. ...............            Construction Materials              3,602,000       5,150,862
Beijing Enterprises Holdings Ltd. .........           Industrial Conglomerates             6,110,555       7,405,831
China Mobile (Hong Kong) Ltd. .............     Wireless Telecommunication Services       20,008,000      60,815,370
China Petroleum & Chemical Corp., H .......                  Oil & Gas                    29,500,000      12,012,325
China Resources Enterprise Ltd. ...........                 Distributors                  18,812,000      24,488,509
China Travel International Investment
  Hong Kong Ltd. ..........................         Hotels Restaurants & Leisure          69,746,000      18,784,512
China Unicom Ltd. .........................     Wireless Telecommunication Services        2,208,000       1,727,389
CITIC Pacific Ltd. ........................           Industrial Conglomerates            10,617,764      27,302,899
Denway Motors Ltd. ........................                 Automobiles                   20,750,386       6,919,279
Huadian Power International Corp. Ltd., H .              Electric Utilities               44,200,000      14,455,189
Lenovo Group Ltd. .........................           Computers & Peripherals             58,280,689      19,620,737
PetroChina Co. Ltd., H ....................                  Oil & Gas                    30,267,000      16,206,423
Shanghai Industrial Holdings Ltd. .........           Industrial Conglomerates             7,266,000      13,232,596
TCL Communication Technology Holdings .....           Communications Equipment             6,380,000         900,067
TCL International Holdings Inc. ...........              Household Durables               15,950,000       4,756,034
Tingyi (Cayman Islands) Holding Corp. .....                Food Products                   8,813,734       1,865,113
                                                                                                        ------------
Travelsky Technology Ltd., H ..............                 IT Services                    8,761,000       7,191,094
                                                                                                        ------------
                                                                                                         256,803,141
                                                                                                        ------------
CROATIA .8%
Pliva D D, GDR, Reg S .....................               Pharmaceuticals                  1,279,950      19,186,451
                                                                                                        ------------
CZECH REPUBLIC .7%
Cesky Telecom AS ..........................    Diversified Telecommunication Services      1,167,950      15,586,501
                                                                                                        ------------


                                          Quarterly Statement of Investments | 3

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                     SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GREECE 1.7%
   Hellenic Telecommunications
     Organization SA (OTE) ................    Diversified Telecommunication Services     1,432,420    $19,275,896
   Titan Cement Co. .......................            Construction Materials               798,860     20,765,094
                                                                                                       -----------
                                                                                                        40,040,990
                                                                                                       -----------

   HONG KONG 2.9%
   Cheung Kong Holdings Ltd. ..............                 Real Estate                   4,054,000     34,705,343
   Cheung Kong Infrastructure Holdings Ltd.            Construction Materials             2,658,000      6,868,966
   Guoco Group Ltd. .......................        Diversified Financial Services         1,417,000     12,039,739
   Henderson Investment Ltd. ..............                 Real Estate                   4,022,000      5,209,845
   MTR Corp. Ltd. .........................                 Road & Rail                   7,276,216     10,964,902
                                                                                                       -----------
                                                                                                        69,788,795
                                                                                                       -----------

   HUNGARY 3.3%
   Egis RT ................................               Pharmaceuticals                   172,448      8,572,575
   Gedeon Richter Ltd. ....................               Pharmaceuticals                   131,218     15,794,238
   Matav RT ...............................    Diversified Telecommunication Services     4,384,450     18,321,555
   MOL Magyar Olaj-Es Gazipari RT .........                  Oil & Gas                      764,575     37,486,922
                                                                                                       -----------
                                                                                                        80,175,290
                                                                                                       -----------

   INDIA 3.0%
   Gail (India) Ltd. ......................                Gas Utilities                  2,734,860     11,359,775
   Hindustan Lever Ltd. ...................              Household Products               7,784,500     21,259,726
   Hindustan Petroleum Corp. Ltd. .........                  Oil & Gas                    3,326,300     22,900,672
   Shipping Corp. of India Ltd. ...........                    Marine                     1,105,339      3,454,260
   Tata Motors Ltd. .......................                 Automobiles                     125,000      1,097,611
   Tata Tea Ltd. ..........................                Food Products                  1,217,581     11,200,367
                                                                                                       -----------
                                                                                                        71,272,411
                                                                                                       -----------

   INDONESIA .1%
   PT Perusahaan Gas Negara ...............                Gas Utilities                 11,549,000      1,451,910
   PT Perusahaan Gas Negara, 144A .........                Gas Utilities                    351,000         44,127
                                                                                                       -----------
                                                                                                         1,496,037
                                                                                                       -----------

   ISRAEL
(a)Check Point Software Technologies Ltd. .                  Software                       40,500        687,285
                                                                                                       -----------

   MALAYSIA 2.0%
   Kuala Lumpur Kepong Bhd. ...............                Food Products                  1,252,072      2,207,601
   Resorts World Bhd. .....................         Hotels Restaurants & Leisure          7,606,700     20,017,631
   SIME Darby Bhd. ........................           Industrial Conglomerates            4,838,700      7,321,717
   Tanjong PLC. ...........................         Hotels Restaurants & Leisure            794,100      2,549,479
   YTL Corp. Bhd. .........................              Electric Utilities               7,270,600      8,418,589
   YTL Power International Bhd. ...........               Water Utilities                17,897,600      8,336,514
                                                                                                       -----------
                                                                                                        48,851,531
                                                                                                       -----------

   MEXICO 4.3%
   Fomento Economico Mexicano SA de CV
     Femsa, ADR ...........................                  Beverages                      383,240     16,931,543
   Kimberly Clark de Mexico SA de CV, A ...              Household Products              18,507,712     54,354,108


4 | Quarterly Statement of Investments

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                     SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO (CONT.)
   Telefonos de Mexico SA de CV (Telmex),
     L, ADR ...............................    Diversified Telecommunication Services       987,860   $ 31,878,242
                                                                                                      ------------
                                                                                                       103,163,893
                                                                                                      ------------

   PHILIPPINES 1.1%
   San Miguel Corp., B ....................                  Beverages                   21,068,488     26,429,331
                                                                                                      ------------

   POLAND 2.6%
   Polski Koncern Naftowy Orlen SA ........                  Oil & Gas                    3,227,556     31,505,826
   Telekomunikacja Polska SA ..............    Diversified Telecommunication Services     6,983,900     30,210,962
                                                                                                      ------------
                                                                                                        61,716,788
                                                                                                      ------------

   RUSSIA 1.1%
(e)Lukoil Holdings, ADR ...................                  Oil & Gas                      210,588     26,112,912
                                                                                                      ------------

   SINGAPORE 7.1%
   Comfortdelgro Corp. Ltd. ...............                 Road & Rail                  17,355,000     13,497,818
   Dairy Farm International Holdings Ltd. .           Food & Staples Retailing            4,635,054     11,633,986
   Fraser & Neave Ltd. ....................                  Beverages                    5,160,148     42,583,820
   Keppel Corp. Ltd. ......................           Industrial Conglomerates            8,983,600     42,135,209
   Singapore Press Holdings Ltd. ..........                    Media                      3,882,000     10,924,499
   Singapore Technologies Engineering Ltd.              Aerospace & Defense              12,102,000     15,088,432
   Singapore Telecommunications Ltd. ......    Diversified Telecommunication Services    24,294,214     33,750,979
                                                                                                      ------------
                                                                                                       169,614,743
                                                                                                      ------------

   SOUTH AFRICA 10.5%
   Anglo American PLC .....................               Metals & Mining                 3,096,793     73,834,764
   Liberty Group Ltd. .....................                  Insurance                      124,500      1,117,958
   Nedcor Ltd. ............................               Commercial Banks                1,281,576     11,805,634
   Nedcor Ltd., 144A ......................               Commercial Banks                  273,791      2,522,111
   Old Mutual PLC .........................                  Insurance                    5,600,290     11,594,120
   Remgro Ltd. ............................        Diversified Financial Services         3,932,890     49,989,978
   SABMiller PLC ..........................                  Beverages                    4,532,973     59,835,159
   Sappi Ltd. .............................           Paper & Forest Products             1,099,700     15,578,417
   Sasol Ltd. .............................                  Oil & Gas                    1,301,588     24,282,230
                                                                                                      ------------
                                                                                                       250,560,371
                                                                                                      ------------

   SOUTH KOREA 16.7%
   CJ Corp. ...............................                Food Products                    429,460     23,123,335
   Daewoo Shipbuilding & Marine
     Engineering Co. Ltd. .................                  Machinery                    2,725,450     39,645,061
   Hite Brewery Co. Ltd. ..................                  Beverages                      334,470     24,573,306
   Hyundai Development Co. ................          Construction & Engineering           2,002,980     21,830,134
   Kangwon Land Inc. ......................         Hotels Restaurants & Leisure          3,079,216     33,158,731
   Korea Gas Corp. ........................                Gas Utilities                    425,060     12,402,967
   KT Corp. ...............................    Diversified Telecommunication Services       653,609     21,143,669
   LG Chem Ltd. ...........................                  Chemicals                      605,660     22,985,099
   LG Electronics Inc. ....................              Household Durables                 463,130     26,625,450
   LG Household & Health Care Ltd. ........              Household Products                 408,940     10,938,213
   LG International Corp. .................       Trading Companies & Distributors          948,050      7,302,825
   LG Petrochemical Co. Ltd. ..............                  Chemicals                      357,320      7,943,892


                                          Quarterly Statement of Investments | 5

TEMPLETON DEVELOPING MARKETS TRUST

-------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOUTH KOREA (CONT.)
   POSCO ......................................                Metals & Mining                     90,790    $ 13,521,915
   Samsung Electronics Co. Ltd. ...............    Semiconductors & Semiconductor Equipment       169,420      67,385,462
   Samsung Fine Chemicals Co. Ltd. ............                   Chemicals                     1,017,790      13,700,169
   Samsung Heavy Industries Co. Ltd. ..........                   Machinery                     6,564,220      31,923,258
   SK Corp. ...................................                   Oil & Gas                       135,670       6,256,255
   SK Telecom Co. Ltd. ........................      Wireless Telecommunication Services           94,350      14,379,807
                                                                                                             ------------
                                                                                                              398,839,548
                                                                                                             ------------

   SPAIN 1.3%
   Telefonica SA ..............................     Diversified Telecommunication Services      2,042,700      30,613,189
                                                                                                             ------------

   SWEDEN .1%
   Oriflame Cosmetics, IDR ....................               Personal Products                    74,000       1,672,851
                                                                                                             ------------

   TAIWAN 13.0%
   Acer Inc. ..................................            Computers & Peripherals             15,125,099      20,481,441

   Cheng Shin Rubber Industry Co. Ltd. ........                Auto Components                  3,649,680       4,469,434
   Chinatrust Financial Holding Co. Ltd. ......                Commercial Banks                 6,279,199       6,765,342
   Chunghwa Telecom Co. Ltd. ..................     Diversified Telecommunication Services     12,218,000      20,321,372
   D-Link Corp. ...............................            Communications Equipment            18,317,358      20,112,966
   Delta Electronics Inc. .....................       Electronic Equipment & Instruments       20,035,323      28,015,244
   Elan Microelectronics Corp. ................    Semiconductors & Semiconductor Equipment    12,662,834       8,871,812
   Kinpo Electronics Inc ......................               Office Electronics                9,548,280       4,019,441
   Lite-on Technology Corp. ...................            Computers & Peripherals             20,520,900      19,149,618
   Media Tek Inc. .............................    Semiconductors & Semiconductor Equipment       628,000       4,215,013
   Mega Financial Holdings Co. Ltd ............                Commercial Banks                31,418,308      19,792,517
   Micro-Star International Co. Ltd. ..........            Computers & Peripherals             14,803,800      11,025,497
   Premier Image Technology Corp. .............          Leisure Equipment & Products           2,062,000       1,590,356
   President Chain Store Corp. ................            Food & Staples Retailing             5,494,164       8,070,615
   Princeton Technology Corp. .................    Semiconductors & Semiconductor Equipment     3,016,800       2,495,498
   Siliconware Precision Industries Co. Ltd. ..    Semiconductors & Semiconductor Equipment     7,561,000       5,186,085
   Sunplus Technology Co. Ltd. ................    Semiconductors & Semiconductor Equipment    16,672,010      23,704,977
   Synnex Technology International Corp. ......       Electronic Equipment & Instruments        1,137,400       1,623,900
   Taiwan Cellular Corp. ......................      Wireless Telecommunication Services       46,924,106      45,031,671
   Taiwan Semiconductor Manufacturing Co. .....    Semiconductors & Semiconductor Equipment    13,528,000      17,243,521
   Tsann Kuen Enterprise Co. Ltd. .............               Household Durables                3,589,040       4,310,652
   UNI-President Enterprises Corp. ............                 Food Products                  49,176,790      23,741,518
(a)Yuanta Core Pacific Securities Co. .........                Capital Markets                 15,385,285      10,869,792
                                                                                                             ------------
                                                                                                              311,108,282
                                                                                                             ------------

   THAILAND .7%
   Bangkok Bank Public Co. Ltd., fgn. .........                Commercial Banks                    87,000         207,147
   BEC World Public Co. Ltd., fgn. ............                     Media                       6,798,100       2,957,482
   Delta Electronics (Thailand) Public Co. Ltd.       Electronic Equipment & Instruments        2,261,700       1,038,606
   Kasikornbank Public Co. Ltd., fgn. .........                Commercial Banks                 1,931,500       2,170,749
   Land and House Public Co. Ltd., fgn. .......               Household Durables                4,330,000         994,199
   Thai Military Bank Public Co. Ltd. .........                Commercial Banks                24,505,400       2,203,265
   Thai Military Bank Public Co. Ltd., fgn. ...                Commercial Banks                77,786,000       6,956,089
   True Corp. PLC, rts. .......................     Diversified Telecommunication Services      2,258,595              --
                                                                                                             ------------
                                                                                                               16,527,537
                                                                                                             ------------


6 | Quarterly Statement of Investments

TEMPLETON DEVELOPING MARKETS TRUST

----------------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRY                  SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (CONT.)
           TURKEY 2.4%
           Arcelik AS, Br. .............................         Household Durables          4,585,921,500    $   26,832,519
           Migros Turk T.A.S. ..........................      Food & Staples Retailing       3,184,512,500        17,679,973
           Tupras-Turkiye Petrol Rafineleri AS .........             Oil & Gas               1,715,000,000        14,025,599
                                                                                                              --------------
                                                                                                                  58,538,091
                                                                                                              --------------

           UNITED KINGDOM 1.3%
           HSBC Holdings PLC ...........................          Commercial Banks               1,995,641        31,736,968
                                                                                                              --------------

           TOTAL COMMON STOCKS
             (COST $1,815,305,721) .....................                                                       2,267,244,537
                                                                                                              --------------
           DIRECT EQUITY INVESTMENTS .3%
           HONG KONG .2%
(a),(b),(c)HEA Holdings Ltd. ...........................            Real Estate                  1,741,250         1,741,250
        (a)HEA Holdings Ltd., A ........................            Real Estate                 13,221,152         2,480,156
                                                                                                              --------------
                                                                                                                   4,221,406
                                                                                                              --------------

           SINGAPORE .1%
(a),(b),(c)Indotel Ltd. ................................    Leisure Equipment & Products           900,000         4,031,244
                                                                                                              --------------
           TOTAL DIRECT EQUITY INVESTMENTS
             (COST $13,602,155) ........................                                                           8,252,650
                                                                                                              --------------
           PREFERRED STOCKS (COST $87,925,585) 4.0%
           BRAZIL
           Banco Bradesco SA, ADR, pfd. ................          Commercial Banks                 653,438        34,436,156
           Cia de Bebidas das Americas (Ambev),
             ADR, pfd. .................................             Beverages                   1,995,400        44,696,960
           Cia Vale do Rio Doce, A, ADR, pfd. ..........          Metals & Mining                  502,200         9,667,350
           Petroleo Brasileiro SA, ADR, pfd. ...........             Oil & Gas                     238,681         7,618,698
                                                                                                              --------------
                                                                                                                  96,419,164
                                                                                                              --------------

                                                                                            --------------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                                                                            --------------
           SHORT TERM INVESTMENTS (COST $14,467,733) .6%
        (d)U.S. Treasury Bills, 12/09/04-12/30/04 ......                                    $   14,520,000        14,468,972
                                                                                                              --------------
           TOTAL INVESTMENTS (COST $1,931,301,194)
             99.7% .....................................                                                       2,386,385,323
           OTHER ASSETS, LESS LIABILITIES .3% ..........                                                           6,018,318
                                                                                                              --------------
           NET ASSETS 100.0% ...........................                                                      $2,392,403,641
                                                                                                              ==============

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c)   See Note 3 regarding Holdings of 5% Voting Securities.

(d)   Security is traded on a discount basis with a zero coupon.

(e) A member of the Fund's Portfolio Management team serves as a member on the board of directors. As a result of this involvement, the Portfolio Manager could receive material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 7

TEMPLETON DEVELOPING MARKETS TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1.  INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ....................................        $ 1,966,563,282
                                                                ---------------
Unrealized appreciation ................................        $   477,605,658
Unrealized depreciation ................................            (57,783,617)
                                                                ---------------
Net unrealized appreciation (depreciation) .............        $   419,822,041
                                                                ---------------

2.  RESTRICTED SECURITIES

At September 30, 2004, the Fund held investments in restricted and illiquid securities, as follows:

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                      ACQUISITION
AMOUNT/SHARES    ISSUER                                            DATE          COST          VALUE
------------------------------------------------------------------------------------------------------
   900,000       Indotel ...................................      11/22/96    $9,154,569    $4,031,244
                 Mayfair Hanoi, Ltd., 30% equity interest
                   owned through HEA Holdings LTD. .........      10/31/96     4,447,586     4,221,406
                                                                                            ----------
TOTAL RESTRICTED SECURITIES (.34% OF NET ASSETS) ...........                                $8,252,650
                                                                                            ==========

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Fund at September 30,2004, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF SHARES                             NUMBER OF SHARES
                            OR PRINCIPAL AMOUNT                           OR PRINCIPAL AMOUNT    VALUE AT                 REALIZED
                             HELD AT BEGINNING      GROSS        GROSS         HELD AT END        END OF     INVESTMENT    CAPITAL
NAME OF ISSUER                 OF PERIOD/YEAR     ADDITIONS   REDUCTIONS     OF PERIOD/YEAR     PERIOD/YEAR    INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Indotel ...................       900,000             --           --            900,000         $4,031,244      $--          $--
Mayfair Hanoi, Ltd.,
  30% equity interest
  owned through
  HEA Holdings Ltd ........            --             --           --                 --          4,221,406       --
                                                                                                 -----------------------------------
TOTAL AFFILIATED SECURITIES (.34% OF NET ASSETS)                                                 $8,252,650      $--          $--
                                                                                                 -----------------------------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 29, 2004



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  November 29, 2004